Commitments and Contingencies - Schedule of Commitments and Contingencies (Details)	Jun. 30, 2026 CNY (¥)
Schedule of Commitments and Contingencies [Line Items]
Total	¥ 28,274,201
Less than 1 year	28,190,868
1-3 years	83,333
over 3 years
Office rental [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	254,201
Less than 1 year	254,201
1-3 years
over 3 years
Installment payment payable for an office unit [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	6,420,000
Less than 1 year	6,420,000
1-3 years
over 3 years
Installment payment payable for Vehicles [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	150,000
Less than 1 year	66,667
1-3 years	83,333
over 3 years
Bank borrowings [Member]
Schedule of Commitments and Contingencies [Line Items]
Total	21,450,000
Less than 1 year	21,450,000
1-3 years
over 3 years